Disaggregated Revenues - Schedule of Company’s Breakdown of Export Revenue Destination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 87,116,179	$ 139,979,940	$ 97,238,430
Breakdown of export revenue destination percentage	100.00%	100.00%	100.00%
United States [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 61,745,629	$ 122,275,056	$ 75,185,052
Breakdown of export revenue destination percentage	70.88%	87.35%	77.32%
United Kingdom [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 6,012,265	$ 3,725,207	$ 5,248,600
Breakdown of export revenue destination percentage	6.90%	2.66%	5.40%
The Netherlands [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 6,401,024	$ 7,703,309	$ 5,054,684
Breakdown of export revenue destination percentage	7.35%	5.50%	5.20%
Others (Note) [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 12,957,261	$ 6,276,368	$ 11,750,094
Breakdown of export revenue destination percentage	14.87%	4.49%	12.08%